RETIREMENT SAVINGS PLAN	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
RETIREMENT SAVINGS PLAN	RETIREMENT SAVINGS PLANThe Company sponsored a savings plan available to all eligible employees, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"). Employees may contribute to the plan amounts of their pre-tax salary subject to statutory limitations. The Company did not offer a company match for the year ended December 31, 2020. Beginning in 2021, the Company provided an employer matching contribution for the amount a participant contributes as salary deferrals up to 100% of the amount contributed for the first 1% of the participant’s plan compensation plus 50% for each additional 1% of compensation contributed between 1% and 6% of the participant’s plan compensation. For the years ended December 31, 2022 and 2021, the Company provided $3.5 million and $2.1 million, respectively, in matching contributions.